TRADE AND AMOUNTS RECEIVABLE (Schedule of aging of trade accounts receivable) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total trade receivables	$ 2,595	$ 2,299	$ 4,288
Current [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	567	218	1,202
1-30 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	1,314	588	838
31-60 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	236	577	660
61-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	173	448	159
91-180 Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	238	401	321
180+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total trade receivables	$ 67	$ 67	$ 1,108